Business Combination - Schedule of Business Combination (Details) $ in Thousands	Dec. 02, 2021 USD ($)
Business Combination and Asset Acquisition [Abstract]
Cash in trust, net of redemptions	$ 85,811
Cash, PIPE	703,850
Less: transaction costs and advisory fees	(41,859)
Less: Cash consideration to HHC at Closing	(489,661)
Net cash received from Business Combination	$ 258,141